Unaudited Pro Forma Condensed Consolidated Balance Sheet	Sep. 30, 2017 USD ($)
Pro Forma Adjustments
CURRENT ASSETS
Cash	$ 40,011	[1]
Total current assets	40,011
PROPERTY AND EQUIPMENT, net		[2]
TOTAL ASSETS	40,011
CURRENT LIABILITIES
Accounts payable	(54,229)	[1]
Accrued and other liabilities	9,162	[2]
Convertible notes payable, related party - current portion	(123,912)	[1]
Total current liabilities	(168,979)
Total liabilities	(168,979)
STOCKHOLDERS' DEFICIT
Accumulated deficit	208,990	[2]
Total stockholders' deficit	208,990
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	40,011
Pro Forma Continuing Operations
CURRENT ASSETS
Cash	63,969	[1]
Accounts receivable, net	7,672
Prepaid expenses and other current assets	19,966
Total current assets	91,607
PROPERTY AND EQUIPMENT, net	64,280	[2]
OTHER ASSETS AND INTANGIBLE ASSETS	24,021
TOTAL ASSETS	179,908
CURRENT LIABILITIES
Accounts payable	32,113	[1]
Accounts payable, related party	3,461
Accrued and other liabilities	641,544	[2]
Convertible notes payable, related party - current portion	7,203	[1]
Deferred revenue	405,727
Total current liabilities	1,090,048
CONVERTIBLE NOTES PAYABLE, related party - long-term portion	27,328
Total liabilities	1,117,376
STOCKHOLDERS' DEFICIT
Preferred Stock, Value	611,950
Common Stock, Value	119
Additional paid-in capital	8,645,840
Accumulated deficit	(10,195,377)	[2]
Total stockholders' deficit	(937,468)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	179,908
Cash	23,958	[1]
Accounts receivable, net	7,672
Prepaid expenses and other current assets	19,966
Total current assets	51,596
PROPERTY AND EQUIPMENT, net	64,280	[2]
OTHER ASSETS AND INTANGIBLE ASSETS	24,021
TOTAL ASSETS	139,897
Accounts payable	86,342	[1]
Accounts payable, related party	3,461
Accrued and other liabilities	632,382	[2]
Convertible notes payable, related party - current portion	131,115	[1]
Deferred revenue	405,727
Total current liabilities	1,259,027
CONVERTIBLE NOTES PAYABLE, related party - long-term portion	27,328
Total liabilities	1,286,355
Preferred Stock, Value	611,950
Common Stock, Value	119
Additional paid-in capital	8,645,840
Accumulated deficit	(10,404,367)	[2]
Total stockholders' deficit	(1,146,458)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 139,897

[1]	See Note 1.
[2]	See Note 2.